PENSION AND OTHER POST RETIREMENT BENEFITS (Detail Textuals) (Defined contribution retirement plan, CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Hainan Jinpan Electric Co. Ltd.
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution in percentage	20.00%
Jinpan Electric (China) Co. Ltd
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution in percentage	8.00%
Hainan Jinpan, Jinpan China and Shanghai Jinpan
Defined Benefit Plan Disclosure [Line Items]
Pension expense	18.3	12.6	5.7